Bank loans - Schedule of Bank Loans (Details)	6 Months Ended
	Dec. 31, 2023 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Bank Loans [Line Items]
Principal amount	$ 557,755	$ 483,550	$ 379,017	$ 653,439
Bank loans, current portion	331,528	73,242	57,409	238,521
Bank loans, non-current portion	$ 226,227	410,308	321,608	414,918
DBS Bank Ltd. [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	June 2020 /June 2025
Interest Rate	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company
Principal amount	$ 315,878			106,875
Maybank Singapore Limited [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	November 2020/November 2025
Interest Rate	2.75%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount	$ 159,859	35,471	27,803	77,505
United Overseas Bank Limited [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	November 2020/November 2025
Interest Rate	2.25%
Collateral/Guarantee	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd
Principal amount	$ 82,018	26,683	20,915	43,439
ORIX Leasing Singapore Limited [Member]
Schedule of Bank Loans [Line Items]
Drawn/Maturity	April 2024/April 2029
Interest Rate	7.50%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount		$ 421,396	$ 330,299	$ 425,620